Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 01, 2022
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 43,245	$ 44,594
Loans to financial advisors	2,615	2,611
Fee- and commission-related receivables	1,883	1,803
Finance lease receivables	1,427	1,314
Settlement and clearing accounts	311	1,174
Accrued interest income	2,004	1,276
Other	2,849	618
Total other financial assets measured at amortized cost	54,334	$ 53,389
Reclassification of financial assets out of measured at fair value through other comprehensive income into measured at amortised cost	6,900
Reclassification of financial assets to Other financial assets measured at amortized cost	(449)
Reclassification of financial assets to Other financial assets measured at amortized cost, net of tax	$ (333)
Carrying amount of financial assets reclassified out of fair value through other comprehensive income category into amortised cost category			$ 7,400